Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Accumulated depreciation, property and equipment	$ 18,190	$ 12,635
Accumulated amortization, intangible assets	$ 4,706,473	$ 3,355,922
Common stock shares authorized	100,000,000	100,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	3,670,086	2,803,685
Common stock outstanding	3,670,086	2,803,685
Treasury Stock par value	$ 36	$ 36
Treasury Stock shares outstanding	37,500	37,500
AAA Preferred Stock [Member]
Preferred Stock shares authorized	4,930,000	5,000,000
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock shares issued	56,413	56,413
Preferred stock shares outstanding	56,413	56,413
Preferred stock Series C [Member]
Preferred Stock shares authorized	1,500	1,500
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock shares issued	0	1,500
Preferred stock shares outstanding	0	1,500
Preferred Stock Series E [Member]
Preferred Stock shares authorized	70,000	70,000
Preferred Stock par value	$ 80	$ 80
Preferred Stock shares issued	61,688	61,688
Preferred stock shares outstanding	61,688	61,688